Financial expenses - Schedule of financial expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt, net of capitalized expenses	$ 137,123	$ 115,983	$ 132,423
Accretion of convertible notes (as described in Note 12)	12,718	13,265	8,413
Amortization of deferred financing fees	6,385	7,570	6,657
Loss on extinguishment of debt and write-off of deferred financing fees	11,463	3,604	4,056
Accretion of premiums and discounts on debt	2,106	3,682	3,422
Total financial expenses	$ 169,795	144,104	154,971
Number of vessels in agreement to sell | vessel	18
Number of vessels option to purchased exercised | vessel	22
Average borrowings	$ 2,690,000	3,140,000	3,130,000
Interest costs capitalised	200	200	1,400
Write-offs of the premium and discounts related to the refinancing of existing	900	600	700
Gains (losses) arising from sale and leaseback transactions	0	2,851	0
CSSC Lease Financing
Disclosure of detailed information about property, plant and equipment [line items]
Write off deferred debt issuance costs, refinance and repurchases of borrowings			2,000
Borrowing refinanced
Disclosure of detailed information about property, plant and equipment [line items]
Write-offs of deferred financing fees related to the refinancing of borrowings	6,600	$ 3,000
Debt extinguishment costs	4,900
Gains (losses) arising from sale and leaseback transactions	$ 900
Write off deferred debt issuance costs, refinance and repurchases of borrowings			$ 2,700